Income taxes - Income Before Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Line Items]
CIT tax rate	25.00%	25.00%	25.00%
PRC	$ (274,761,993)	$ 162,967,377	$ 355,606,696
Non PRC	(145,780,649)	(95,392,067)	(122,099,522)
Income/(loss) before income taxes	$ (420,542,642)	67,575,310	233,507,174
PRC subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	25.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	10.00%
HK subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	16.50%
US subsidiaries [Member]
Income taxes [Line Items]
CIT tax rate	21.00%
Withholding tax rate on dividend distributed by domestic enterprise to foreign tax resident investors (as a percent)	30.00%
Income/(loss) before income taxes	$ (29,727,409)	$ (9,736,454)	$ (13,691,583)